INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes Tables Abstract
Income tax recovery
(in thousands)	2018	2017

Deferred income tax:
Origination of temporary differences	$4,520	$1,930
Tax benefit-previously unrecognized tax assets	3,852	3,307
Prior year over (under) provision	(78)	(71)
	8,294	5,166
Income tax recovery	$8,294	$5,166

Reconciliation of the effective rate of income tax
(in thousands)	2018	2017

Loss before taxes from continuing operations	$(38,371)	$(24,620)
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery at combined rate	10,168	6,524

Difference in tax rates	7,573	2,096
Non-deductible amounts	(5,996)	(2,237)
Non-taxable amounts	1,439	1,795
Previously unrecognized deferred tax assets (1)	3,852	3,307
Renunciation of tax attributes-flow through shares	(1,589)	(2,827)
Change in deferred tax assets not recognized	(7,488)	(3,743)
Prior year over (under) provision	(78)	(71)
Other	413	322
Income tax recovery	$8,294	$5,166

Deferred income tax assets (liabilities)
	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Deferred income tax assets:
Property, plant and equipment, net	$381	$977	$889
Post-employment benefits	600	617	645
Reclamation obligations	8,798	8,296	8,217
Other liabilities	-	-	237
Tax loss carry forwards	13,346	11,718	11,790
Other	8,164	7,522	6,081
Deferred income tax assets-gross	31,289	29,130	27,859
Set-off against deferred income tax liabilities	(31,289)	(29,130)	(27,859)
Deferred income tax assets-per balance sheet	$-	$-	$-

Deferred income tax liabilities:
Inventory	$(742)	$(741)	$(744)
Investments	29	(651)	(368)
Investments in associates	(23)	14	(80)
Property, plant and equipment, net	(42,313)	(44,042)	(45,581)
Other	(1,203)	(1,132)	(1,254)
Deferred income tax liabilities-gross	(44,252)	(46,552)	(48,027)
Set-off of deferred income tax assets	31,289	29,130	27,859
Deferred income tax liabilities-per balance sheet	$(12,963)	$(17,422)	$(20,168)

Deferred income tax liability continuity
(in thousands)	2018	2017

Balance-January 1	$(17,422)	$(20,168)
Recognized in income (loss)	8,294	5,166
Recognized in other liabilities (flow-through shares)	(3,835)	(2,420)
Balance-December 31	$(12,963)	$(17,422)

Deferred income tax assets not recognized
	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Deferred income tax assets not recognized
Property, plant and equipment	$10,439	$8,472	$6,678
Tax losses – capital	66,527	66,763	36,981
Tax losses – operating	29,220	27,530	26,628
Tax credits	1,126	1,125	1,154
Other deductible temporary differences	2,220	826	783
Deferred income tax assets not recognized	$109,532	$104,716	$72,224

Geographic split of tax losses and tax credits not recognized
	Expiry	At December 31	At December 31
(in thousands)	Date	2018	2017

Tax losses - gross
Canada	2025-2038	$158,437	$147,046
Tax losses - gross		158,437	147,046
Tax benefit at tax rate of 25% - 27%		42,566	39,248
Set-off against deferred tax liabilities		(13,346)	(11,718)
Total tax loss assets not recognized		$29,220	$27,530

Tax credits
Canada	2025-2035	1,126	1,125
Total tax credit assets not recognized		$1,126	$1,125